Condensed Schedule of Investments (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.20%
Fair Value	$ 80,400		$ 39,591
Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(7.30%)
Fair Value	95,589		(1,858,879)
US Treasury Bill Securities
Summary of Investment Holdings [Line Items]
Face Value			6,400,000
Percentage of Net Assets			25.20%
Fair Value			6,400,000
Unrealized Appreciation On Forward Contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.50%
Fair Value	182,189		134,988
Unrealized Appreciation On Forward Contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.50%
Fair Value	182,189		134,988
Unrealized depreciation on open forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.40%)
Fair Value	(101,789)		(95,397)
Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.40%)
Fair Value	(101,789)		(95,397)
Futures Contracts Purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		(8.80%)
Fair Value	(59,542)		(2,237,362)
Futures Contracts Purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.30%
Fair Value	(10,164)		68,483
Futures Contracts Purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(0.30%)
Fair Value	93,730		(86,639)
Futures Contracts Purchased | 2 Years U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			1,954
Futures Contracts Purchased | Other Futures Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			3,926
Futures Contracts Purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.00%	[1]
Fair Value	157,123		5,880
Futures Contracts Purchased | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			30,713
Futures Contracts Purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		0.00%	[1]
Fair Value	269,955		8,193
Futures Contracts Purchased | Gold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(8.80%)
Fair Value			(2,228,620)
Futures Contracts Purchased | Other Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.10%)
Fair Value			(35,372)
Futures Contracts Purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.50%)		(8.90%)
Fair Value	(570,186)		(2,263,992)
Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		1.50%
Fair Value	155,131		378,483
Futures Contracts Sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		0.30%
Fair Value	258,209		85,282
Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.30%
Fair Value	(2,904)		84,680
Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.00%	[1]
Fair Value	1,613		(11,937)
Futures Contracts Sold | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.10%
Fair Value	120,345		23,297
Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%
Fair Value	(504)		58,871
Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.00%)		0.50%
Fair Value	(221,628)		119,340
Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			18,950
Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		(7.20%)
Fair Value	175,989		(1,819,288)
Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	33,214		13,630
Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.30%
Fair Value	(22,837)		69,960
Futures And Forward Contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.00%	[1]
Fair Value	(15,450)		5,614
Futures And Forward Contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.30%		0.40%
Fair Value	282,720		106,637
Futures And Forward Contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.30%)		(8.10%)
Fair Value	(284,465)		(2,048,725)
Futures And Forward Contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.10%
Fair Value	182,807		33,596
SUPERFUND GOLD, L.P.- SERIES A | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			18,062
SUPERFUND GOLD, L.P.- SERIES A | Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(7.60%)
Fair Value			(1,221,852)
SUPERFUND GOLD, L.P.- SERIES A | US Treasury Bill Securities
Summary of Investment Holdings [Line Items]
Face Value			3,700,000
Percentage of Net Assets			23.40%
Fair Value			3,700,000
SUPERFUND GOLD, L.P.- SERIES A | Unrealized Appreciation On Forward Contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.40%
Fair Value			69,300
SUPERFUND GOLD, L.P.- SERIES A | Unrealized Appreciation On Forward Contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.40%
Fair Value			69,300
SUPERFUND GOLD, L.P.- SERIES A | Unrealized depreciation on open forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.30%)
Fair Value			(51,238)
SUPERFUND GOLD, L.P.- SERIES A | Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.30%)
Fair Value			(51,238)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(9.00%)
Fair Value			(1,411,823)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.20%
Fair Value			36,900
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.30%)
Fair Value			(45,053)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | 2 Years U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			1,016
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Other Futures Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			1,598
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			2,614
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			16,738
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			4,717
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Gold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(8.90%)
Fair Value			(1,407,280)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Other Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.10%)
Fair Value			(20,459)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(9.00%)
Fair Value			(1,427,739)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			1.40%
Fair Value			189,971
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.30%
Fair Value			43,963
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.30%
Fair Value			42,480
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			(6,656)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			11,607
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.20%
Fair Value			26,026
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.40%
Fair Value			62,881
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			9,670
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(7.50%)
Fair Value			(1,203,790)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			8,242
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.20%
Fair Value			36,313
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			2,711
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.30%
Fair Value			55,550
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(8.20%)
Fair Value			(1,316,556)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			9,950
SUPERFUND GOLD, L.P.- SERIES A | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%
Fair Value	50,947
SUPERFUND GOLD, L.P.- SERIES A | Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(4,362)
SUPERFUND GOLD, L.P.- SERIES A | Unrealized Appreciation On Forward Contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%
Fair Value	111,557
SUPERFUND GOLD, L.P.- SERIES A | Unrealized Appreciation On Forward Contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%
Fair Value	111,557
SUPERFUND GOLD, L.P.- SERIES A | Unrealized depreciation on open forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)
Fair Value	(60,610)
SUPERFUND GOLD, L.P.- SERIES A | Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)
Fair Value	(60,610)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)
Fair Value	(89,610)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(5,989)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%
Fair Value	53,671
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%
Fair Value	92,894
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%
Fair Value	164,177
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.60%)
Fair Value	(394,363)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%
Fair Value	85,248
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%
Fair Value	146,281
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)
Fair Value	(6,395)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	1,033
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%
Fair Value	69,879
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(277)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.80%)
Fair Value	(125,273)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%
Fair Value	46,585
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	18,911
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)
Fair Value	(13,510)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)
Fair Value	(10,846)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%
Fair Value	170,893
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.40%)
Fair Value	(228,553)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%
Fair Value	109,690
SUPERFUND GOLD, L.P.- SERIES B | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.20%
Fair Value	29,453		21,529
SUPERFUND GOLD, L.P.- SERIES B | Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.40%		(7.00%)
Fair Value	99,951		(637,027)
SUPERFUND GOLD, L.P.- SERIES B | US Treasury Bill Securities
Summary of Investment Holdings [Line Items]
Face Value			2,700,000
Percentage of Net Assets			28.30%
Fair Value			2,700,000
SUPERFUND GOLD, L.P.- SERIES B | Unrealized Appreciation On Forward Contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%		0.70%
Fair Value	70,632		65,688
SUPERFUND GOLD, L.P.- SERIES B | Unrealized Appreciation On Forward Contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%		0.70%
Fair Value	70,632		65,688
SUPERFUND GOLD, L.P.- SERIES B | Unrealized depreciation on open forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		(0.50%)
Fair Value	(41,179)		(44,159)
SUPERFUND GOLD, L.P.- SERIES B | Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		(0.50%)
Fair Value	(41,179)		(44,159)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(8.80%)
Fair Value	30,068		(825,539)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.30%
Fair Value	(4,175)		31,583
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		(0.40%)
Fair Value	40,059		(41,586)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | 2 Years U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			938
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Other Futures Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			2,328
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.00%	[1]
Fair Value	64,229		3,266
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			13,975
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.50%		0.00%	[1]
Fair Value	105,778		3,476
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Gold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(8.60%)
Fair Value			(821,340)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Other Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.20%)
Fair Value			(14,913)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.50%)		(8.80%)
Fair Value	(175,823)		(836,253)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%		1.80%
Fair Value	69,883		188,512
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.60%		0.40%
Fair Value	111,928		41,319
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.40%
Fair Value	3,491		42,200
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	(0.10%)
Fair Value	580		(5,281)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.10%
Fair Value	50,466		11,690
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.30%
Fair Value	(227)		32,845
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.40%)		0.60%
Fair Value	(96,355)		56,459
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			9,280
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.80%		(6.80%)
Fair Value	129,404		(615,498)
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.10%
Fair Value	14,303		5,388
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.30%
Fair Value	(9,327)		33,647
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.00%	[1]
Fair Value	(4,604)		2,903
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.60%		0.40%
Fair Value	111,827		51,087
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.80%)		(7.80%)
Fair Value	(55,912)		(732,169)
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%		0.20%
Fair Value	$ 73,117		$ 23,646

[1]	Due to rounding